EQUITY - Warrants (Details)	Dec. 06, 2024 USD ($) tranche $ / shares shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Public Warrants
Class of Warrant or Right [Line Items]
Number of securities		1	1
Class of warrant | $ / shares		$ 11.5	$ 11.5
Warrants outstanding		5,750,000	5,750,000
Public Warrants | Roth CH Acquisition V Co
Class of Warrant or Right [Line Items]
Number of securities			1
Class of warrant | $ / shares			$ 11.5
Warrants outstanding			5,750,000
Private Warrants
Class of Warrant or Right [Line Items]
Number of securities		1	1
Class of warrant | $ / shares		$ 11.50	$ 11.50
Warrants outstanding		230,750	230,750
Private Warrants | Roth CH Acquisition V Co
Class of Warrant or Right [Line Items]
Number of securities			1
Class of warrant | $ / shares			$ 11.5
Warrants outstanding			230,750
ATW warrants
Class of Warrant or Right [Line Items]
Class of warrant | $ / shares	$ 10
Number Of tranches | tranche	2
ATW warrants | Minimum
Class of Warrant or Right [Line Items]
Sale of stock | $	$ 30,000,000
First tranche ATW warrants
Class of Warrant or Right [Line Items]
Class of warrant | $ / shares	$ 10
Number of shares issuable | $	$ 10,000,000
Class of warrant or right	110.00%
Class of warrant or right, issuable	1,100,000
First tranche ATW warrants | Minimum
Class of Warrant or Right [Line Items]
Sale of stock | $	$ 10,000,000
Second tranche ATW warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, issuable	2,140,000
Second tranche ATW warrants | Maximum
Class of Warrant or Right [Line Items]
Sale of stock | $	$ 20,000,000